FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 37: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. Fair value information is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2014 and 2015:

Cash, deposits, repos, and other assets: The carrying amount of cash and due from banks, deposits with central bank, securities purchased under agreements to resell, securities sold under agreements to repurchase, interest bearing deposits with banks, and receivables from the Greek State and trade and other receivables included in other assets approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality.

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no specified maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Except for the long-term debt designated at fair value (see (b) below), fair value is estimated using market prices, or if such are not available, either based on the prices with which we completed tender offers with respect to these instruments, or using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

Contingently Convertible debt: The CoCos were issued in December 2015, therefore the fair value of the liability approximates its carrying amount as at December 31, 2015.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	Year ended December 31, 2014
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2,711	2,711	2,085	626	-
Held to maturity securities	9,337	9,599	73	9,507	19
Loans at amortized cost, net of allowance	47,276	48,120	-	-	48,120
Financial Liabilities:
Deposits at amortized cost	66,090	66,098	25,266	40,832	-
Long-term debt at amortized cost	1,513	1,343	-	1,302	41

	Year ended December 31, 2015
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	2,432	2,428	1,857	571	-
Held to maturity securities	9,292	9,596	70	9,509	17
Loans at amortized cost, net of allowance	43,221	41,715	-	-	41,715
Financial Liabilities:
Deposits at amortized cost	67,562	67,544	27,352	40,192	-
Long-term debt at amortized cost	770	771	-	771	-

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in Note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2014 Restated (3)				value
	(EUR in millions)
Assets
Trading assets	126	2,245	15	2,386
Debt securities issued by other governments and public sector entities	55	297	-	352
Greek treasury bills	-	1,799	-	1,799
Foreign treasury bills	61	72	-	133
Debt securities issued by Greek financial institutions	-	1	-	1
Debt securities issued by foreign financial institutions	-	36	15	51
Corporate debt securities issued by Greek companies	-	31	-	31
Corporate debt securities issued by foreign companies	-	9	-	9
Equity securities issued by Greek companies	2	-	-	2
Equity securities issued by foreign companies	5	-	-	5
Mutual fund units	3	-	-	3
Derivative assets	3	4,765	28	4,796
Available-for-sale securities	776	2,283	260	3,319
Greek government bonds	-	501	236	737
Debt securities issued by other governments and public sector entities	512	643	-	1,155
Greek treasury bills	-	169	-	169
Foreign treasury bills	-	269	-	269
Debt securities issued by companies incorporated in Greece	-	401	1	402
Debt securities issued by companies incorporated outside Greece	-	299	23	322
Equity securities issued by companies incorporated in Greece	41	-	-	41
Equity securities issued by companies incorporated outside Greece	18	1	-	19
Mutual Fund units	205	-	-	205
Other assets	266	39	11	316
Total Assets	1,171	9,332	314	10,817
Liabilities
Deposits at fair value(2)	-	16	-	16
Derivative liabilities	1	5,693	5	5,699
Long-term debt at fair value(1)	-	872	-	872
Accounts payable, accrued expenses and other liabilities (Securities short position)	4	-	-	4
Total liabilities	5	6,581	5	6,591

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
(3)	Information relating to restatement is disclosed in Note 44.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2015				fair value
	(EUR in millions)
Assets
Trading assets	157	2,314	13	2,484
Debt securities issued by other governments and public sector entities	120	269	-	389
Greek treasury bills	-	1,858	-	1,858
Foreign treasury bills	23	62	-	85
Debt securities issued by foreign financial institutions	-	62	13	75
Corporate debt securities issued by Greek companies	-	38	-	38
Corporate debt securities issued by foreign companies	-	20	-	20
Equity securities issued by Greek companies	6	-	-	6
Equity securities issued by foreign companies	-	5	-	5
Mutual fund units	8	-	-	8
Derivative assets	1	3,883	11	3,895
Available-for-sale securities	903	4,999	325	6,227
Greek government bonds	-	561	271	832
Debt securities issued by other governments and public sector entities	543	3,388	-	3,931
Greek treasury bills	-	470	-	470
Foreign treasury bills	8	221	-	229
Debt securities issued by companies incorporated in Greece	-	139	-	139
Debt securities issued by companies incorporated outside Greece	-	200	23	223
Equity securities issued by companies incorporated in Greece	57	3	-	60
Equity securities issued by companies incorporated outside Greece	8	17	31	56
Mutual Fund units	287	-	-	287
Other assets	205	102	-	307
Total Assets	1,266	11,298	349	12,913
Liabilities
Deposits at fair value(2)	-	2	-	2
Derivative liabilities	1	4,634	6	4,641
Total Liabilities	1	5,462	6	5,469
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

The tables below, present the fair values for discontinued operations and long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale, measured at fair value on a recurring basis

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2014				value
	(EUR in millions)
Assets
Trading assets	17	2	-	19
Debt securities issued by other governments and public sector entities	12	-	-	12
Debt securities issued by foreign financial institutions	2	2	-	4
Equity securities issued by foreign companies	2	-	-	2
Mutual fund units	1	-	-	1
Derivative assets	-	1,146	-	1,146
Available-for-sale securities	1,875	9	-	1,884
Debt securities issued by other governments and public sector entities	1,865	-	-	1,865
Debt securities issued by companies incorporated outside Greece		9	-	9
Mutual Fund units	10	-	-	10
Net loans(1)	-	-	42	42
Total Assets	1,892	1,157	42	3,091

Liabilities
Derivative liabilities		564		564
Total liabilities	-	564	-	564

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2015				fair value
	(EUR in millions)
Assets
Trading assets	25	1	-	26
Debt securities issued by other governments and public sector entities	21	-	-	21
Debt securities issued by foreign financial institutions	-	1	-	1
Mutual fund units	4	-	-	4
Derivative assets	-	1,723	-	1,723
Available-for-sale securities	1,624	10	41	1,675
Debt securities issued by other governments and public sector entities	1,624	-	-	1,624
Debt securities issued by companies incorporated outside Greece		10		10
Equity securities issued by companies incorporated outside Greece	-	-	41	41
Net Loans(1)	-	-	18	18
Total Assets	1,649	1,734	59	3,442
Liabilities
Derivative liabilities	-	768	-	768
Total Liabilities	-	768		768
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).

(c)       Transfers from Level 1 to Level 2

In 2014 and 2015, there were no transfers from Level 1 to Level 2.

(d)       Valuation Process and Control Framework

The Group has various processes in place to ensure that the fair values of its assets and liabilities are reasonably estimated and has established a control framework which is designed to ensure that fair values are validated by functions independent of the risk-taker. To that end, the Group utilizes various sources for determining the fair values of its financial instruments and uses its own independent functions to validate these results where possible.

Fair values of debt securities are determined either by reference to prices for traded instruments in active markets, to external quotations or widely accepted financial models, which are based on market observable or unobservable information where the former is not available, as well as relevant market-based parameters such as interest rates, option volatilities, currency rates etc.

The Group may, sometimes, also utilize third-party pricing information and perform validating procedures on this information or base its fair value on the latest transaction prices available, given the absence of an active market or similar transactions. All such instruments are categorized within the lowest level of fair value hierarchy (i.e Level 3).

Generally, fair values of debt securities, including significant inputs on the valuation models are independently checked and validated by the Middle Office and Risk Management function on a systematic basis.

Fair values of derivatives are determined by management using valuation models which include discounted cash-flow models, option pricing models or other appropriate models. Adequate control procedures are in place for the validation of these models, including the valuation inputs, on a systematic basis. Risk Management function and Middle Office department provide the control valuation framework necessary to ensure that the fair values are reasonably determined, reflecting current market circumstances and economic conditions. Furthermore, over-the-counter derivatives are also compared on a daily basis with counterparties' valuations, under the daily collateral management process.

Market Valuation Adjustments

Counterparty credit risk-adjustments are applied to all over-the-counter derivatives. Own credit-risk adjustments are applied to reflect the Group's own credit risk when valuing derivatives. Bilateral credit-risk adjustments consider the expected cash flows between the Group and its counterparties under the relevant terms of the derivative instruments and the effect of the credit-risk profile of the counterparties on the valuation of these cashflows. Where appropriate, we take into consideration the credit-risk mitigating arrangements including collateral agreements and master netting arrangements into estimating own and counterparty credit risk valuation adjustments.

Valuation techniques

The fair value of trading assets and available-for-sale debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security.

The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs is actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. In particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies.

(e)       Reconciliation of Level 3 financial instruments:

Level 3 financial instruments at December 31, 2015 include:

  Derivative products, which are valued using valuation techniques with significant unobservable inputs, including certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include derivative products for which the CVA is based on significant unobservable inputs and the amount of the CVA is significant relative to the total fair value of the derivative.
  Available-for-sale corporate bonds, for which the fair value was estimated based on the prices received from issuers or whose fair value is determined by the value of the underlying collateral. Furthermore, within the investment securities – available for sale portfolio are included equity securities, the value of which has been based on the agreed buyout consideration and the proportion of the Group's share, is based on the share of proceeds the acquired company had from the respective NBG Group entities
  Available-for-sale Greek Government bonds for which the fair value is based on valuation inputs which are not market observable.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2014 and 2015 including realized and unrealized gains/(losses) included in earnings and OCI.

		2014
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	24	18	-	-	-	(27)	-	-	15
Debt securities issued by foreign financial institutions	24	18	-	-	-	(27)	-	-	15
Net Derivatives	17	(10)	-	4	-	-	12	-	23
Available-for-sale securities	280	3	(31)	14	(6)	-	-	-	260
Greek government bonds	266	1	(31)	-	-	-	-	-	236
Debt securities issued by companies incorporated in Greece	7	-	-	-	(6)	-	-	-	1
Debt securities issued by companies incorporated outside Greece	7	2	-	14	-	-	-	-	23
Other assets	11	-	-	-	-	-	-	-	11

	2015
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	15	(1)	-	-	-	(1)	-	-	13
Debt securities issued by foreign financial institutions	15	(1)	-	-	-	(1)	-	-	13
Net Derivatives	23	(10)	-	1	-	2	11	(22)	5
Available-for-sale securities	260	(9)	44	-	-	(1)	31	-	325
Greek government bonds	236	(9)	44	-	-	-	-	-	271
Debt securities issued by companies incorporated in Greece	1	-	-	-	-	(1)	-	-	-
Debt securities issued by companies incorporated outside Greece	23	-	-	-	-	-	-	-	23
Equity securities issued by companies incorporated outside Greece	-	-	-	-	-	-	31	-	31
Other assets	11	-	-	-	-	(11)	-	-	-

Gains and losses included in net income / loss are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 1 million for the year ended December 31, 2014 and to EUR (9) million for the year ended December 31, 2015 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2015, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (1) million and EUR (1) million for trading assets and net derivatives respectively.

For the year ended December 31, 2014, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to (1) and EUR (1) million for trading assets and net derivatives respectively.

Other transfers from Level 2 into Level 3, during 2014 and 2015, include derivative instruments for which the bilateral CVA adjustment is significant to the base fair value of the respective instruments.

Quantitative Information about Level 3 Fair Value Measurements 2014

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	15	Price Based	Price	28.90	103.01
Available-for-sale Greek Government bonds	236	Discounted Cash Flows	Credit Spread over 30 years	612 bps	612 bps
Available-for-sale debt securities issued by companies incorporated in Greece	1	Price Based	Price	100.5	100.5
Available-for-sale debt securities issued by companies incorporated outside Greece	23	Price based	Price	77.2	100.4
		Collateral Based	Factor of Collateral Realization	42.0%	65.0%

Net Derivatives

Interest Rate Swaps	18	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps
	4	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.95
Credit Derivative	(4)	Internal Model	Expected Loss Rate	1.3%	1.3%
Other Derivatives	4	Market Standard Black Scholes Model	FX pair correlation	-0.37	0.89
	1	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps

Other assets	11	Price Based	Price	100.3	100.3

Quantitative Information about Level 3 Fair Value Measurements 2015
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	13	Price Based	Price	23.51	100.87
Available-for-sale Greek Government bonds	271	Discounted Cash Flows	Credit Spread over 30 years	556 bps	556 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	23	Price Based	Price	93.76%	100.37%
		Collateral Based	Factor of Collateral Realization	42.00%	65.00%
Equity securities issued by companies incorporated outside Greece	31	Agreed Buyout Consideration	Share of proceeds calculation	n/a	n/a

Net Derivatives

Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000 bps	1000 bps
	1	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	67.79%	90.00%
	3	Discounted Cash Flows	FX pair correlation	-50.00%	94.64%
Credit Derivative	-2	Internal Model	Expected Loss Rate	0.75%	0.75%
Other Derivatives	-4	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	322 bps	505 bps

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

For structured interest rate derivatives a significant change in the correlation inputs (e.g. the degree of correlation between two different interest rates, or between interest rates and foreign exchange rates) would result in a significant impact to the fair value of the individual instrument; however the magnitude and the direction of the impact depends, among other factors, on whether the Group's exposure is long or short. Due to the limited exposure of the Group to these instruments a reasonable change in the above unobservable inputs would not be significant to the Group. Additionally, interest rate derivatives include interest rate swaps for which the bilateral credit risk adjustment is significant in comparison to the fair value. The counterparty credit-risk adjustment in these cases is mainly driven by the internal ratings of the counterparty. A reasonable increase in the credit spread of these entities would result in an insignificant change in the fair value of the Group's financial instruments.

Within Other Derivatives are derivatives whose valuation is dependent on an FX pair correlation or on the volatility of an index. A reasonable increase in the correlation or the volatility of the index would not result in a material change in the financial instruments fair value for the Group.

For Credit Derivatives the calculated fair value includes estimated expected loss rates as significant unobservable input. A reasonable increase in this input would result in an insignificant fair value change for the Group.

The available-for-sale portfolio consists of a Greek Government debt security for which the credit spread up to its maturity is not market observable. A reasonable increase in the credit spread of the Hellenic Republic would result in a significantly lower market value for this financial instrument (see Note 11).